Segments and Geographical Information (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segments and Geographical Information [Line Items]
Number of reportable segments	3
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operation Decision Maker